Changebridge Capital Long/Short Equity ETF
Changebridge Capital Sustainable Equity ETF
each, a series of Listed Funds Trust
(the “Fund”)

Supplement dated May 2, 2022 to the
Statement of Additional Information (“SAI”) dated February 28, 2022

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Funds, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with your
Statement of Additional Information for future reference.